Principles underlying preparation of consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Principles underlying preparation of consolidated financial statements
Summary of effect of transition to IFRS 9

Impact of adopting IFRS 9 on the statement of financial position (increase/(decrease)) as at December 31, 2017:

	Adjustments	Amount
Assets
Trade and other receivables	(b)	(33)
Loans issued	(b)	(108)
Debt instruments	(b)	(5)
Deferred tax assets	(d)	49
Total assets		(97)

Liabilities
Other current liabilities	(b)	111
Total Liabilities		111

Net impact on equity, Including		(208)
Retained earnings	(b), (d)	(208)

The reconciliations for the opening loss provision allowances under IAS 39 and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37 Provisions Contingent Liabilities and Contingent Assets to the Expected Credit Losses (ECL) allowances under IFRS 9 are disclosed in the table below:

	Loan loss provision		ECLs under
	under IAS 39/IAS 37		IFRS 9 as of
Impairment allowance for:	as of December 31, 2017	Remeasurement	January 1, 2018
Debt instruments	—	(5)	(5)
Trade and other receivables	(545)	(33)	(578)
Loans issued	(321)	(108)	(429)
Undrawn credit commitments	—	(111)	(111)
	(866)	(257)	(1,123)

Summary of provisional amounts due to adoption of IFRS 16

The provisional Impact of adopting IFRS 16 on the statement of financial position (increase/ (decrease)) as at January 1, 2019:

Amount
Assets
Property and equipment (Right-of-use assets)	1,088
Other non-current assets (Advances issued (long-term))	(9)
Trade and other receivables (Advances issued (short-term))	(3)
Deferred tax assets	(29)
Total assets	1,047

Liabilities
Long-term portion of lease liabilities	702
Short-term portion of lease liabilities	360
Trade and other payables (Other payables)	(132)
Total Liabilities	930

Net impact on equity, Including	117
Retained earnings	117